Other current and non-current non-financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current	$ 136,750	$ 196,335
Other non-current non-financial assets	373,700	52,396
Domestic Value Added Tax
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current	63,973	81,361
Foreign Value Added Tax
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current	24,889	66,926
Other non-current non-financial assets	308,084	0
Prepaid mining licenses
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current	1,299	1,122
Prepaid insurance
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current	15,022	33,896
Other prepayments
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current	3,204	1,230
Refund of Value Added Tax to exporters
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current	19,929	3,020
Other taxes
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current	6,142	7,512
Other assets
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current	2,292	1,268
Other non-current non-financial assets	7,208	7,656
Exploration and evaluation expenses
Disclosure of other non-financial assets [Line Items]
Other non-current non-financial assets	57,458	44,023
Guarantee deposits
Disclosure of other non-financial assets [Line Items]
Other non-current non-financial assets	$ 950	$ 717